Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table (SCT) Total for CEO* ($)	Compensation Actually Paid to CEO(1)/(2)/(3) ($)	Average SCT Total for (non- CEO) NEOs* ($)	Average Compensation Actually Paid to (non-CEO) NEOs(1)/(2)/(3) ($)	Value of initial fixed $100 investment based on		(GAAP)	Company Selected Measure (Non-GAAP)
Year					TSR (Pfizer) ($)	TSR (Peer Group)** ($)	Net Income ($B)	Adj. Net Income*** ($B)
2025	27,585,301	33,705,501	9,552,931	11,265,892	86	187	7.77	19.33
2024	24,648,727	38,522,253	8,504,021	11,713,836	86	151	8.03	17.96
2023	21,562,064	(62,146,536)	6,330,278	(9,473,859)	88	143	2.12	11.24
2022	33,017,453	5,662,152	14,842,288	8,437,687	149	133	31.37	39.12
2021	24,353,219	115,175,594	9,289,461	40,940,768	167	123	21.98	25.24

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote	SCT Total. As noted earlier in this Proxy Statement, reflects the grants made during the year for which the applicable performance goals have been set under GAAP rules. The accounting rules provide that PSAs are deemed granted and therefore included in the SCT when the applicable goals are set; therefore, one-third of the PSAs is included in the SCT Total in each of the performance years that use the applicable year in measuring performance, as a result of the use of three, separately established annual goals. For 2024, see “2024 Grants of Plan-Based Awards Table” in the 2025 Proxy Statement for additional detail on the “Long-Term Incentive Award Modification” in September 2024. For 2022, equity awards reported in the SCT include the “make-whole awards” for Mr. Denton in connection with his hiring, as detailed in the Leadership Transition section in the 2023 Proxy Statement.
Peer Group Issuers, Footnote	Peer Group TSR. Represents the DRG Index (NYSE ARCA Pharmaceutical Index) peer group.
PEO Total Compensation Amount	$ 27,585,301	$ 24,648,727	$ 21,562,064	$ 33,017,453	$ 24,353,219
PEO Actually Paid Compensation Amount	$ 33,705,501	38,522,253	(62,146,536)	5,662,152	115,175,594
Adjustment To PEO Compensation, Footnote	To calculate CAP, as defined by the SEC, the following deductions and additions were made to the SCT Total compensation:
CEO — Summary Compensation Table Total to CAP Reconciliation

Year	CEO/Principal Executive Officer (PEO)	Reported Summary Compensation Table (SCT) Total ($)	Deductions: Reported Value of Stock and Option Awards ($)	Deductions: Reported Change in the Actuarial Present Value of Pension ($)	SCT Adjusted Total ($)	Fair Value of Grant During the Year at 12/31 ($)	Change in Fair Value of Prior Years’ Awards (Unvested at 12/31) ($)	Change in Fair Value of Prior Years’ Awards that Vested During Applicable Year ($)	CAP to CEO ($)
		A	B	C	D=A-B-C	E	F	G	H=D+E+F+G
2025	Bourla	27,585,301	18,440,846	4,014	9,140,441	19,614,074	4,987,229	(36,243)	33,705,501
2024	Bourla	24,648,727	14,832,663	0	9,816,064	18,024,522	11,344,823	(663,156)	38,522,253
2023	Bourla	21,562,064	17,506,870	8,440	4,046,754	2,676,420	(54,869,053)	(14,000,657)	(62,146,536)
2022	Bourla	33,017,453	18,822,635	2,473,747	11,721,071	23,195,458	(19,441,173)	(9,813,204)	5,662,152
2021	Bourla	24,353,219	13,231,457	49,901	11,071,861	47,742,308	57,799,698	(1,438,273)	115,175,594
(Amounts are subject to rounding.)

Non-PEO NEO Average Total Compensation Amount	$ 9,552,931	8,504,021	6,330,278	14,842,288	9,289,461
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,265,892	11,713,836	(9,473,859)	8,437,687	40,940,768
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-CEO NEOs — Summary Compensation Table Total to CAP Reconciliation

Year	Non-CEO NEOs(i)	Reported Summary Compensation Table (SCT) Total ($)	Deductions: Reported Value of Stock and Option Awards ($)	Deductions: Reported Change in the Actuarial Present Value of Pension ($)	SCT Adjusted Total ($)	Fair Value of Grant During the Year at 12/31 ($)	Change in Fair Value of Prior Years’ Awards (Unvested at 12/31) ($)	Change in Fair Value of Prior Years’ Awards that Vested During Applicable Year ($)	Avg. CAP to (non-CEO) NEOs ($)
		A	B	C	D=A-B-C	E	F	G	H=D+E+F+G
2025	Denton, Boshoff, Malik and Lankler	9,552,931	4,608,125	64,494	4,880,312	5,448,358	946,653	(9,431)	11,265,892
2024	Denton, Dolsten, Malik and Boshoff(ii)	8,504,021	3,802,672	—	4,701,349	4,881,641	2,183,867	(53,021)	11,713,836
2023	Denton, Dolsten, Lankler, Malik, Hwang, and Pao(ii)	6,330,278	3,903,883	126,204	2,300,191	583,665	(9,788,919)	(2,568,796)	(9,473,859)
2022	Denton, Pao, Dolsten, Hwang, and D’Amelio(ii)	14,842,288	6,029,494	—	8,812,794	6,608,542	(4,530,369)	(2,453,280)	8,437,687
2021	D’Amelio, Dolsten, Hwang, Lankler and Young(ii)	9,289,461	4,583,167	53,838	4,652,456	16,368,787	20,441,286	(521,762)	40,940,768
(Amounts are subject to rounding.)
(i)    Except for Messrs. Denton and Malik and Dr. Pao, the NEOs met the criteria for retirement treatment on their equity awards for the respective year.
(ii)    For 2024, Dr. Dolsten served as an executive officer until the close of business on December 31, 2024 and terminated employment on February 28, 2025. For 2023, Ms. Hwang and Dr. Pao were no longer serving as executive officers at fiscal-year end (former Chief Commercial Officer (CCO) and Chief Development Officer (CDO), respectively). For 2022, Mr. D’Amelio was no longer serving as an executive officer at fiscal year-end (former CFO). For 2021, Mr. Young was no longer serving as an executive officer at fiscal year-end (former Group President, Chief Business Officer).

Equity Valuation Assumption Difference, Footnote	The Monte Carlo Simulation used to determine values for the TSRUs uses the valuation date (or the prior business day where the valuation date falls on the weekend or holiday) assumptions of: stock price, expected dividend yield, risk-free interest rate, and stock price volatility, as determined in accordance with ASC Topic 718. The PSAs valuation methodology utilized the equity intrinsic value accounting, with the applicable performance conditions applied and dividend equivalents accrued based on the applicable performance conditions. For Mr. Denton’s RSU “make-whole award”, dividend equivalent units are accumulated during the vesting period at the applicable dividend dates, and reinvested as additional RSUs which are settled in shares with the underlying RSUs on the vesting date.
Compensation Actually Paid vs. Total Shareholder Return	CEO and Average NEOs CAP versus TSR Performance* * TSR value based on $100 investment of Pfizer versus DRG Index as of December 31, 2020.
Compensation Actually Paid vs. Net Income	CEO and Average NEOs CAP versus Net Income (GAAP)
Compensation Actually Paid vs. Company Selected Measure	CEO and Average NEOs CAP versus Adjusted Net Income (Non-GAAP)
Total Shareholder Return Vs Peer Group	CEO and Average NEOs CAP versus TSR Performance* * TSR value based on $100 investment of Pfizer versus DRG Index as of December 31, 2020.
Tabular List, Table

Most Important Performance Measures
Adjusted Net Income
Total Revenue
Adjusted Diluted EPS
Cash Flow from Operations

Total Shareholder Return Amount	$ 86	86	88	149	167
Peer Group Total Shareholder Return Amount	187	151	143	133	123
Net Income (Loss)	$ 7,770,000,000	$ 8,030,000,000.00	$ 2,120,000,000	$ 31,370,000,000	$ 21,980,000,000
Company Selected Measure Amount	19,330,000,000	17,960,000,000	11,240,000,000	39,120,000,000	25,240,000,000
PEO Name	Bourla	Bourla	Bourla	Bourla	Bourla
Additional 402(v) Disclosure	As the pension plan was frozen, no service cost was included in the calculation of CAP. Additionally, dividends are not paid on PSAs until they settle and then solely on the earned shares.
The following illustrates the relationship between the CAP of our CEO and average non-CEO NEOs (Avg. NEO) and company performance as well as peer performance.
•The five-year compensation history of the CEO and Avg. NEO shows that the CAP aligns with Pfizer’s TSR, which outperformed the DRG Index TSR for 2021 and 2022, and underperformed for 2023 - 2025. The values are based on a $100 investment made on December 31, 2020.
•The CEO and Avg. NEOs’ compensation has significantly been weighted toward long-term stock-based incentives — 75%-80% for the CEO and 60%-70% on average for the other NEOs (as a percentage of target total direct compensation) —to reinforce alignment between the financial interests of our executives and shareholders. As a result of this weighting, the CAP values are significantly influenced by Pfizer’s stock price.
•This significant weighting of long-term stock-based incentives in our mix is the main driver for the significant fluctuation in CAP value year-over-year. Pﬁzer’s stock price has declined approximately 58% since 2021 ($59.05 on 12/31/21 to $24.90 on 12/31/25), which has resulted in a significant decline in CAP values compared to 2021.
•The results provide additional evidence of our pay for performance alignment, as the CAP values have generally tracked TSR performance.
Overall, the Committee believes the executive compensation program strikes an appropriate balance between incentivizing our executives based on performance, while remaining attuned to market competitive pay practices. This is also evidenced by the performance metrics the Committee selected to link pay with performance as described in the section below. See our “Compensation Discussion and Analysis” for additional information regarding Pfizer’s pay-for-performance executive compensation program.
Company Performance Metrics
Pfizer’s executive compensation program appropriately aligns pay and performance as the Committee seeks to utilize metrics that incentivize and strengthen our alignment to our compensation philosophy, as well as our focus on long-term sustainable growth. The metrics (non-GAAP) listed below are the performance metrics the Committee deems as the most important financial performance measures used to link compensation actually paid to our NEOs to the company’s performance for the most recently completed fiscal year, as further described in our Compensation Discussion and Analysis within the sections titled “2025 Annual Incentive Award/Global Performance Plan (GPP)” and “2025 Annual Long-Term Incentive Award Program”.
The supplemental table and graphs below compare the realized pay for Dr. Bourla over five years with the disclosed SCT Total and CAP.

Year	SCT Total ($)	CAP ($)	Realized Pay(1) ($)
2025	27,585,301	33,705,501	8,841,272
2024	24,648,727	38,522,253	9,499,998
2023	21,562,064	(62,146,536)	25,724,089
2022	33,017,453	5,662,152	26,621,180
2021	24,353,219	115,175,594	16,676,919
(Amounts are subject to rounding.)
(1)Realized Pay is defined as base salary, short-term incentive bonus paid on account of the performance year, and payouts/settlements of long-term incentive awards during the applicable year.

Year	Salary ($)	Bonus ($)	LTI Settlements ($)	Realized Pay ($)
2025	1,800,000	5,400,000	1,641,272	8,841,272
2024	1,800,000	7,020,000	679,998	9,499,998
2023	1,787,500	0	23,936,589	25,724,089
2022	1,737,500	7,650,000	17,233,680	26,621,180
2021	1,687,500	8,000,000	6,989,419	16,676,919
(Amounts are subject to rounding.)
Supplemental Table: Realized Pay Comparisons
The graph above illustrates our CEO’s realized pay compared to the CAP and SCT Total for 2021-2025. For 2023, the year-end stock price declined from 2022, therefore resulting in a negative CAP value attributable to the decline in the value of outstanding equity awards. The CAP value differs significantly from the realized pay and SCT Total.
	See our “Compensation Discussion and Analysis” for additional information regarding Pfizer’s pay-for-performance executive compensation program.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Non-GAAP Measure Description	Adjusted Net Income. Results used for annual incentive purposes (2025) and PSA purposes (pre-2025). Adjusted Net Income is defined as U.S. GAAP net income attributable to Pfizer Inc. common shareholders before the impact of amortization of intangible assets, certain acquisition-related items, discontinued operations and certain significant items; and is adjusted to reflect budgeted FX rates for the year and further refined to exclude certain other unbudgeted or non-recurring items including acquired in-process research and development expenses.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Flow from Operations
PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount, Adjusted	$ 9,140,441	$ 9,816,064	$ 4,046,754	$ 11,721,071	$ 11,071,861
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,014)	0	(8,440)	(2,473,747)	(49,901)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,440,846)	(14,832,663)	(17,506,870)	(18,822,635)	(13,231,457)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,614,074	18,024,522	2,676,420	23,195,458	47,742,308
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,987,229	11,344,823	(54,869,053)	(19,441,173)	57,799,698
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,243)	(663,156)	(14,000,657)	(9,813,204)	(1,438,273)
Non-PEO NEO
Pay vs Performance Disclosure
Non-PEO Total Compensation Amount, Adjusted	4,880,312	4,701,349	2,300,191	8,812,794	4,652,456
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,494)	0	(126,204)	0	(53,838)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,608,125)	(3,802,672)	(3,903,883)	(6,029,494)	(4,583,167)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,448,358	4,881,641	583,665	6,608,542	16,368,787
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	946,653	2,183,867	(9,788,919)	(4,530,369)	20,441,286
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,431)	$ (53,021)	$ (2,568,796)	$ (2,453,280)	$ (521,762)